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SEC FILE NUMBER

CUSIP NUMBER

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 12b-25

NOTIFICATION OF LATE FILING

(Check one):	☐	Form 10-K	☐	Form 20-F	☐	Form 11-K	☒	Form 10-Q	☐	Form N-SAR	☐	Form N-CSR

For Period Ended:

☐	Transition Report on Form 10-K
☐	Transition Report on Form 20-F
☐	Transition Report on Form 11-K
☐	Transition Report on Form 10-Q
☐	Transition Report on Form N-SAR
For the Transition Period Ended:

Read Instruction (on back page) Before Preparing Form. Please Print or Type.
Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I — REGISTRANT INFORMATION

Microfield Group, Inc.

Full Name of Registrant

Former Name if Applicable

1631 NW Thurman Street, Suite 310

Address of Principal Executive Office (Street and Number)

Portland, Oregon 97209

City, State and Zip Code

PART II — RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

☒	(a)	The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense
	(b)	The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and
	(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III — NARRATIVE

State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

(Attach extra Sheets if Needed)

As reported by Microfield on Form 10-QSB filed on December 24, 2003, Microfield acquired two subsidiaries, Velagio, Inc. (Velagio) and Christenson Technology Services, Inc. (CTS) effective September 16, 2003. Since the date of the acquisitions, Microfield has been preparing its records necessary for the Company’s public accountants and for compliance with SEC regulations. This process has required allocations of additional resources and time to assure accurate and complete record keeping and disclosures. Thus, the accounting and preparation of the financial statements that include the acquired companies cannot be completed on time for filing on May 18, 2004 without unreasonable effort and expense.

PART IV — OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification

Steven M. Wright	503	419-3581

(Name)	(Area Code)	(Telephone Number)

(2)	Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed ? If answer is no, identify report(s). Yes ☐ No ☒

Form 8-K/A filed March 16, 2004, was filed without the audited financial statements of CTS. Form 10-KSB was due April 19, 2004 and has not yet been filed. The Company anticipates that the Form 10-KSB will be filed by May 20, 2004.

(3)	Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof ? Yes ☒ No ☐

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

As described above, Microfield acquired CTS and Velagio on September 16, 2003. Subsequently, in December, 2004, these companies were merged into a single entity named Christenson Velagio Inc. a wholly owned subsidiary of Microfield. The earnings for Christenson Velagio Inc. for the period of January 4, 2004 through April 3, 2004 will be included in the earnings for the three months ended April 3, 2004. The inclusion of the acquired subsidiaries for this period is anticipated to produce a significant change to the quarterly financials.

We anticipate revenues to increase from $55,000 to a range of approximately $8,500,000 to $9,500,000 over the three-month periods ended March 29, 2003 and April 3, 2004, respectively.

We anticipate net loss to increase from $266,000 to a range of approximately $800,000 to $1,800,000 over the three-month periods ended March 29, 2003 and April 3, 2004, respectively.

We anticipate earnings per share to change from a $0.03 loss per share to a range of approximately $0.05 to $0.11 loss per share over the three-month periods ended March 29, 2003 and April 3, 2004, respectively.

Microfield Group, Inc.

(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date	May 18, 2004	By	/s/ William C. McCormick

William C. McCormick,
Chief Executive Officer

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